Real Estate - Narrative (Details) $ / shares in Units, $ in Thousands						6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Nov. 20, 2019 USD ($)	Oct. 14, 2019 USD ($)	Sep. 05, 2019 USD ($)	Jul. 30, 2019 USD ($)	Jun. 30, 2017 USD ($)	Sep. 30, 2020 USD ($) property state parcel shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) property state parcel shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Apr. 30, 2019 $ / shares shares	Apr. 29, 2019 shares	Mar. 01, 2019 shares
Real Estate Properties [Line Items]
Number of properties owned | property							99		99
Number of states | state							25		25
Number of land parcels held | parcel							1		1
Purchase price							$ 4,200,000		$ 4,200,000
Depreciation expense						$ 56,000	69,956	$ 57,473	80,394	$ 60,120	$ 55,982
Amortization of intangible assets						$ 60,600	$ 50,990	54,838	$ 73,031	$ 59,048	60,601
Common stock, number of shares outstanding (in shares) | shares							229,775,115		227,853,720	174,278,341		78,054,934		252,863,421
Exchange ratio												1.04807
Useful life									7 years 4 months 9 days	6 years 7 months 6 days
Real estate investment property							$ 3,545,939		$ 3,610,329	$ 2,534,952	2,442,576
Gain on sale of real estate							4,268	8,441	29,940	1,231	116,382
Proceeds from disposition of properties							23,480	$ 46,784	139,446	$ 11,442	$ 394,502
Lynnwood IV
Real Estate Properties [Line Items]
Proceeds from sale of land					$ 1,800
Real estate investment property					1,300
Gain on sale of real estate					$ 300
7601 Technology Way
Real Estate Properties [Line Items]
Proceeds from sale of land				$ 48,800
Real estate investment property				37,600
Gain on sale of real estate				$ 8,100
10 Commerce Center Parkway
Real Estate Properties [Line Items]
Proceeds from disposition of properties			$ 30,300
2160 East Grand Avenue
Real Estate Properties [Line Items]
Real estate investment property		$ 21,500
Gain on sale of real estate		41,500
Proceeds from disposition of properties		$ 63,500
2200 Channahon Road and Houston Way I
Real Estate Properties [Line Items]
Impairment of real estate							$ 22,200		$ 30,700
Number of impaired properties | property							3		2
Bank of America II Property
Real Estate Properties [Line Items]
Gain on sale of real estate	$ 4,300
Proceeds from disposition of properties	24,500
Bank of America II Property | Land and Building [Member]
Real Estate Properties [Line Items]
Carrying value of property	$ 19,600
Maximum
Real Estate Properties [Line Items]
Discount rate (percent)							0.0625
Griffin Capital Essential Asset REIT, Inc.
Real Estate Properties [Line Items]
Common stock, number of shares outstanding (in shares) | shares													167,000,000
EA-1's net asset value per share | $ / shares												$ 10.02
Discount rate | Minimum
Real Estate Properties [Line Items]
Discount rate (percent)									575
Discount rate | Maximum
Real Estate Properties [Line Items]
Discount rate (percent)									1,175
Common Class E
Real Estate Properties [Line Items]
Common stock, number of shares outstanding (in shares) | shares							154,952,279		154,151,658
Exchange ratio												1.04807